Short-Term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term Investments [Abstract]
Interest income short-term investments		$ 56,512	$ 103,687
Loss on short-term investment	$ 10,331